Consolidated Balance Sheet - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash (1)	$ 421,145	$ 3,008,831	$ 18,794
Cash held in escrow (2)	1,052,989	2,029,502	77,468
Other receivables	$ 432,125	$ 8,016	25,456
Prepaid expenses			19,774
Total Current Assets	$ 1,906,259	$ 5,046,349	$ 141,492
Property and Equipment, net accumulated depreciation
OTHER ASSETS:
Definite life intangible assets	$ 164,046	$ 186,414	$ 231,615
Deferred stock offering costs			67,000
Deposits	$ 2,572	$ 7,146	10,360
Total Other Assets	166,618	193,560	308,975
Total Assets	2,072,877	5,239,909	450,467
Current Liabilities:
Notes payable - related party, current portion	100,614	99,951	728,001
Accounts payable - trade	512,783	711,449	$ 548,501
Accounts payable - related party	366,035	212,438
Accrued expenses	16,305	733,826	$ 858,135
Total Current Liabilities	$ 995,737	$ 1,757,664	$ 2,134,637
Long Term Liabilities
Notes payable - related Party
Notes payable - Dandrit (3)
Total Long-Term Liabilities
Total Liabilities	$ 995,737	$ 1,757,664	$ 2,134,637
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock; par value 0.0001, 100,000,000 shares authorized, 9,533,290 issued and outstanding at June 30, 2015, 9,533,290 issued and outstanding at December 31, 2014, and 6,000,000 shares issued and outstanding at December 31, 2013	953	953	600
Additional paid-in capital	25,098,050	25,098,050	17,867,546
Other comprehensive income, net	543,592	275,249	(31,190)
Accumulated Deficit	(24,565,455)	(21,892,007)	(19,521,126)
Total Stockholders' Equity (Deficit)	1,077,140	3,482,245	(1,684,170)
Total Liabilities and Stockholders' (Deficit)	$ 2,072,877	$ 5,239,909	$ 450,467